Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		76 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Revenue			$ 15,887
Cost of Revenue			12,840
Gross Profit			3,047
General and administration	452,889	433,194	15,506,678
Selling and marketing	50,012	53,261	988,571
Software development costs			824,292
Foreign exchange loss (gain)	7,359	3,582	(2,949)
Depreciation	22,142	22,142	218,022
Interest and financing costs	2,961	25,997	212,262
Change in fair value on convertible promissory notes	299,609		450,376
Loss on disposal of equipment			6,530
	834,972	538,176	18,203,782
Net Loss and Comprehensive Loss	$ (834,972)	$ (538,176)	$ (18,200,735)
Basic and diluted net loss per share (in Dollars per share)	$ (0.003)	$ (0.004)
Basic and diluted net loss per share (in Shares)	291,347,036	123,588,531